UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Burke & Herbert Bank & Trust Co.
           -----------------------------------------------------
Address:   PO Box 268
           Alexandria, VA 22314
           -----------------------------------------------------

Form 13F File Number: 28-05313
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Judith A. Cagnon
        -------------------------
Title:  Vice President
        -------------------------
Phone:  703-549-6600
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Judith A. Cagnon                  Alexandria, VA                  1/07/2009
--------------------                  --------------                  ----------
    [Signature]                       [City, State]                     [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                 0
                                         -----------
Form 13F Information Table Entry Total:          147
                                         -----------
Form 13F Information Table Value Total:      $71,317
                                         -----------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                               FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/ SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS  SOLE  SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ------ ------ ----
AT&T INC                       COM              00206R102      958   33615          SOLE              33615           0
AT&T INC                       COM              00206R102      733   25729          SHRD              25729           0
ABBOTT LABS                    COM              002824100      611   11450          SOLE              11450           0
ABBOTT LABS                    COM              002824100      393    7360          SHRD               7360           0
ALLIED CAP CORP NEW            COM              01903Q108        0      25          SOLE                 25           0
ALLIED CAP CORP NEW            COM              01903Q108       36   13275          SHRD              13275           0
ALTRIA GROUP INC               COM              02209S103      324   21500          SOLE              21500           0
ALTRIA GROUP INC               COM              02209S103       32    2100          SHRD               2100           0
AMERICAN INTL GROUP INC        COM              026874107       21   13539          SOLE              13539           0
AMERICAN INTL GROUP INC        COM              026874107        4    2683          SHRD               2683           0
APPLE INC                      COM              037833100       61     720          SOLE                720           0
APPLE INC                      COM              037833100      162    1900          SHRD               1900           0
AUTOMATIC DATA PROCESSING IN   COM              053015103       24     600          SOLE                600           0
AUTOMATIC DATA PROCESSING IN   COM              053015103      260    6600          SHRD               6600           0
BP PLC                         SPON ADR         055622104      649   13892          SOLE              13892           0
BP PLC                         SPON ADR         055622104      229    4897          SHRD               4897           0
BANCO BILBAO VIZCAYA ARGENTA   SPON ADR         05946K101      173   13823          SOLE              13823           0
BANK OF AMERICA CORPORATION    COM              060505104      107    7576          SOLE               7576           0
BANK OF AMERICA CORPORATION    COM              060505104      404   28672          SHRD              28672           0
BANK OF NEW YORK MELLON CORP   COM              064058100        4     150          SOLE                150           0
BANK OF NEW YORK MELLON CORP   COM              064058100      404   14278          SHRD              14278           0
BAXTER INTL INC                COM              071813109      180    3350          SOLE               3350           0
BAXTER INTL INC                COM              071813109       40     750          SHRD                750           0
BERKSHIRE HATHAWAY INC DEL     CL A             084670108      290       3          SOLE                  3           0
BRISTOL MYERS SQUIBB CO        COM              110122108      232    9976          SOLE               9976           0
BRISTOL MYERS SQUIBB CO        COM              110122108       59    2520          SHRD               2520           0
BURKE&HERBERT B&T ALEXANDRIA   COM              121331102    11774    6967          SOLE               6967           0
BURKE&HERBERT B&T ALEXANDRIA   COM              121331102     1317     779          SHRD                779           0
BURLINGTON NORTHN SANTA FE C   COM              12189T104       11     149          SOLE                149           0
BURLINGTON NORTHN SANTA FE C   COM              12189T104      238    3138          SHRD               3138           0
CIGNA CORP                     COM              125509109      256   15180          SHRD              15180           0
CVS CAREMARK CORPORATION       COM              126650100       26     900          SOLE                900           0
CVS CAREMARK CORPORATION       COM              126650100      308   10700          SHRD              10700           0
CHEVRON CORP NEW               COM              166764100      880   11899          SOLE              11899           0
CHEVRON CORP NEW               COM              166764100     1472   19897          SHRD              19897           0
CISCO SYS INC                  COM              17275R102      252   15460          SOLE              15460           0
CISCO SYS INC                  COM              17275R102      170   10413          SHRD              10413           0
CITIGROUP INC                  COM              172967101       22    3308          SOLE               3308           0
CITIGROUP INC                  COM              172967101      627   93433          SHRD              93433           0
COCA COLA CO                   COM              191216100      536   11840          SOLE              11840           0
COCA COLA CO                   COM              191216100      378    8350          SHRD               8350           0
COLGATE PALMOLIVE CO           COM              194162103      226    3295          SOLE               3295           0
COLGATE PALMOLIVE CO           COM              194162103      134    1950          SHRD               1950           0
DELL INC                       COM              24702R101       56    5500          SOLE               5500           0
DELL INC                       COM              24702R101       55    5400          SHRD               5400           0
DISNEY WALT CO                 COM              254687106      170    7500          SOLE               7500           0
DISNEY WALT CO                 COM              254687106      238   10500          SHRD              10500           0
DOMINION RES INC VA NEW        COM              25746U109      414   11540          SOLE              11540           0
DOMINION RES INC VA NEW        COM              25746U109      221    6176          SHRD               6176           0
DU PONT E I DE NEMOURS & CO    COM              263534109      365   14422          SOLE              14422           0
DU PONT E I DE NEMOURS & CO    COM              263534109      266   10509          SHRD              10509           0
DUN & BRADSTREET CORP DEL NE   COM              26483E104      332    4300          SHRD               4300           0
E M C CORP MASS                COM              268648102      113   10760          SHRD              10760           0
1EXELON CORP                   COM              30161N101      160    2882          SOLE               2882           0
EXELON CORP                    COM              30161N101      178    3200          SHRD               3200           0
EXXON MOBIL CORP               COM              30231G102     3755   47043          SOLE              47043           0
EXXON MOBIL CORP               COM              30231G102     5298   66365          SHRD              66365           0
FPL GROUP INC                  COM              302571104      248    4932          SOLE               4932           0
FPL GROUP INC                  COM              302571104       93    1840          SHRD               1840           0
FEDERAL REALTY INVT TR         SH BEN INT NEW   313747206      568    9150          SOLE               9150           0
FLUOR CORP NEW                 COM              343412102      278    6200          SHRD               6200           0
FORTUNE BRANDS INC             COM              349631101      310    7500          SHRD               7500           0
FREEPORT-MCMORAN COPPER & GO   COM              35671D857      304   12421          SHRD              12421           0
GENERAL ELECTRIC CO            COM              369604103     1963  121165          SOLE             121165           0
GENERAL ELECTRIC CO            COM              369604103     1588   98011          SHRD              98011           0
HEWLETT PACKARD CO             COM              428236103      842   23212          SOLE              23212           0
HEWLETT PACKARD CO             COM              428236103      579   15950          SHRD              15950           0
HONEYWELL INTL INC             COM              438516106      173    5262          SOLE               5262           0
HONEYWELL INTL INC             COM              438516106      161    4900          SHRD               4900           0
INTEL CORP                     COM              458140100      255   17428          SOLE              17428           0
INTEL CORP                     COM              458140100      124    8468          SHRD               7668    800    0
INTERNATIONAL BUSINESS MACHS   COM              459200101      453    5384          SOLE               5384           0
INTERNATIONAL BUSINESS MACHS   COM              459200101      303    3604          SHRD               3604           0
ISHARES TR                     BARCLYS US AGG   464287226      246    2365          SOLE               2365           0
JPMORGAN & CHASE & CO          COM              46625H100      128    4055          SOLE               4055           0
JPMORGAN & CHASE & CO          COM              46625H100      147    4654          SHRD               4654           0
JOHNSON & JOHNSON              COM              478160104     3035   50724          SOLE              50724           0
JOHNSON & JOHNSON              COM              478160104      329    5500          SHRD               5500           0
KIMBERLY CLARK CORP            COM              494368103      244    4619          SOLE               4619           0
KIMBERLY CLARK CORP            COM              494368103      132    2498          SHRD               2098    400    0
KRAFT FOODS INC                CL A             50075N104      388   14465          SOLE              14465           0
KRAFT FOODS INC                CL A             50075N104       14     516          SHRD                516           0
LOCKHEED MARTIN CORP           COM              539830109      189    2250          SOLE               2250           0
LOCKHEED MARTIN CORP           COM              539830109       42     500          SHRD                500           0
LOWES COS INC                  COM              548661107       59    2750          SOLE               2750           0
LOWES COS INC                  COM              548661107      285   13250          SHRD              13250           0
MANULIFE FINL CORP             COM              56501R106      170    9988          SOLE               9988           0
MANULIFE FINL CORP             COM              56501R106      368   21608          SHRD              21608           0
MCDONALDS CORP                 COM              580135101      184    2954          SOLE               2954           0
MCDONALDS CORP                 COM              580135101       78    1250          SHRD               1250           0
MEDCO HEALTH SOLUTIONS INC     COM              58405U102      219    5226          SOLE               5226           0
MEDCO HEALTH SOLUTIONS INC     COM              58405U102       34     820          SHRD                820           0
MEDTRONIC INC                  COM              585055106      226    7204          SOLE               7204           0
MEDTRONIC INC                  COM              585055106       72    2300          SHRD               2300           0
MERCK & CO INC                 COM              589331107      481   15819          SOLE              15819           0
MERCK & CO INC                 COM              589331107      150    4950          SHRD               4950           0
MICROSOFT CORP                 COM              594918104      248   12777          SOLE              12777           0
MICROSOFT CORP                 COM              594918104      599   30825          SHRD              30825           0
MOTOROLA INC                   COM              620076109       45   10121          SOLE              10121           0
MOTOROLA INC                   COM              620076109        2     497          SHRD                497           0
NORFOLK SOUTHERN CORP          COM              655844108      843   17919          SOLE              17919           0
NORFOLK SOUTHERN CORP          COM              655844108       61    1300          SHRD               1300           0
ORACLE CORP                    COM              68389X105       41    2300          SOLE               2300           0
ORACLE CORP                    COM              68389X105      234   13200          SHRD              13200           0
PEPSICO INC                    COM              713448108      590   10777          SOLE              10777           0
PEPSICO INC                    COM              713448108      782   14270          SHRD              14270           0
PFIZER INC                     COM              717081103      856   48323          SOLE              48323           0
PFIZER INC                     COM              717081103     1006   56790          SHRD              56790           0
PHILIP MORRIS INTL INC         COM              718172109      912   20950          SOLE              20950           0
PHILIP MORRIS INTL INC         COM              718172109      113    2600          SHRD               2600           0
PROCTER & GAMBLE CO            COM              742718109      680   11005          SOLE              11005           0
PROCTER & GAMBLE CO            COM              742718109      114    1836          SHRD               1836           0
PROTECTIVE LIFE CORP           COM              743674103     3336  232488          SOLE             232488           0
QWEST COMMUNICATIONS INTL IN   COM              749121109        1     361          SOLE                361           0
QWEST COMMUNICATIONS INTL IN   COM              749121109       42   11550          SHRD              11550           0
REGIONS FINANCIAL CORP NEW     COM              7591EP100      647   81327          SOLE              81327           0
REGIONS FINANCIAL CORP NEW     COM              7591EP100       22    2710          SHRD               2710           0
ROYAL DUTCH SHELL PLC          SPONS ADR A      780259206      284    5370          SOLE               5370           0
SARA LEE CORP                  COM              803111103      119   12185          SOLE              12185           0
SARA LEE CORP                  COM              803111103       50    5100          SHRD               5100           0
SCHERING PLOUGH CORP           COM              806605101       14     800          SOLE                800           0
SCHERING PLOUGH CORP           COM              806605101      282   16570          SHRD              16570           0
SCHLUMBERGER LTD               COM              806857108      158    3743          SOLE               3743           0
SCHLUMBERGER LTD               COM              806857108      296    7000          SHRD               7000           0
SPACE PROPULSION SYS INC       COM              846192102        0   16250          SOLE              16250           0
TARGET CORP                    COM              87612E110       53    1548          SOLE               1548           0
TARGET CORP                    COM              87612E110      183    5297          SHRD               5297           0
TEXAS INSTRS INC               COM              882508104       81    5242          SOLE               5242           0
TEXAS INSTRS INC               COM              882508104      113    7276          SHRD               7276           0
3M CO                          COM              88579Y101      453    7866          SOLE               7866           0
3M CO                          COM              88579Y101      131    2283          SHRD               2283           0
TRAVELERS COMPANIES INC        COM              89417E113        2      45          SOLE                 45           0
TRAVELERS COMPANIES INC        COM              89417E113      243    5374          SHRD               5374           0
UNITED TECHNOLOGIES CORP       COM              913017109      184    3430          SOLE               3430           0
UNITED TECHNOLOGIES CORP       COM              913017109      481    8975          SHRD               8975           0
VERIZON COMMUNICATIONS INC     COM              92343V104      721   21260          SOLE              21260           0
VERIZON COMMUNICATIONS INC     COM              92343V104      745   21962          SHRD              21962           0
WACHOVIA CORP COM              COM              929903102       32    5710          SOLE               5710           0
WACHOVIA CORP COM              COM              929903102       64   11600          SHRD              11600           0
WAL MART STORES INC            COM              931142103      973   17361          SOLE              17361           0
WAL MART STORES INC            COM              931142103      338    6032          SHRD               6032           0
WELLPOINT INC                  COM              94973V107        1      16          SOLE                 16           0
WELLPOINT INC                  COM              94973V107      345    8200          SHRD               8200           0
WELLS FARGO & CO NEW           COM              949746101      450   15260          SOLE              15260           0
WELLS FARGO & CO NEW           COM              949746101       75    2532          SHRD               2532           0
WYETH                          COM              983024100      514   13716          SOLE              13716           0
WYETH                          COM              983024100      658   17529          SHRD              17529           0